Prepaid Expenses	8 Months Ended
Sep. 30, 2021
Prepaid Expenses [Abstract]
Prepaid Expenses Disclosure [Text Block]
NOTE 5. PREPAID EXPENSES
As of September 30, 2021, the Company had $15.3 million of prepaid expenses on its unaudited condensed consolidated balance sheet, which was almost entirely related to prepaid insurance as less than $0.1 million related to other prepaid expenses. There were no prepaid expenses as of January 31, 2021.